INSURANCE LIABILITIES AND ANNUITY BENEFITS - Changes in Future Policy Benefit Reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Present value of expected future policy benefits
Future policy benefit reserves	$ 34,593	$ 48,763
Less: Reinsurance recoverables, net of allowance for credit losses			$ (7,095)	$ (7,095)
Net future policy benefit reserves, after reinsurance recoverables			48,856
Long-term care
Present value of expected net premiums
Balance, beginning of year	5,652	6,397
Beginning balance at locked-in discount rate	4,451	4,822
Effect of changes in cash flow assumptions		(9)		(91)
Effect of actual variances from expected experience		(290)		(68)
Adjusted beginning of year balance		4,152		4,663
Interest accrual	223	241
Net premiums collected	(417)	(453)
Effect of foreign currency	0	0
Ending balance at locked-in discount rate	3,958	4,451
Effect of changes in discount rate assumptions	101	1,201
Balance, end of year	4,059	5,652
Present value of expected future policy benefits
Balance, beginning of year	40,296	43,974
Beginning balance at locked-in discount rate	27,026	27,465		27,745
Effect of changes in cash flow assumptions		(413)		(509)
Effect of actual variances from expected experience		(320)		(147)
Adjusted beginning of year balance		26,732		27,089
Interest accrual	1,446	1,435
Benefit payments	(1,152)	(1,058)
Effect of foreign currency	0	0
Ending balance at locked-in discount rate	27,026	27,465
Effect of changes in discount rate assumptions	1,290	12,831
Balance, end of year	28,316	40,296
Future policy benefit reserves	24,256	34,644
Less: Reinsurance recoverables, net of allowance for credit losses	(171)	(6,473)	(7,036)
Net future policy benefit reserves, after reinsurance recoverables	24,085	28,171	30,541
Structured settlement annuities
Present value of expected net premiums
Balance, beginning of year	0	0
Beginning balance at locked-in discount rate	0	0
Effect of changes in cash flow assumptions		0		0
Effect of actual variances from expected experience		0		0
Adjusted beginning of year balance		0		0
Interest accrual	0	0
Net premiums collected	0	0
Effect of foreign currency	0	0
Ending balance at locked-in discount rate	0	0
Effect of changes in discount rate assumptions	0	0
Balance, end of year	0	0
Present value of expected future policy benefits
Balance, beginning of year	12,328	13,531
Beginning balance at locked-in discount rate	8,790	9,024		9,163
Effect of changes in cash flow assumptions		(23)		58
Effect of actual variances from expected experience		(11)		(11)
Adjusted beginning of year balance		8,990		9,210
Interest accrual	471	491
Benefit payments	(671)	(678)
Effect of foreign currency	0	0
Ending balance at locked-in discount rate	8,790	9,024
Effect of changes in discount rate assumptions	70	3,305
Balance, end of year	8,860	12,328
Future policy benefit reserves	8,860	12,328
Less: Reinsurance recoverables, net of allowance for credit losses	0	0	0
Net future policy benefit reserves, after reinsurance recoverables	8,860	12,328	13,532
Life
Present value of expected net premiums
Balance, beginning of year	6,622	7,205
Beginning balance at locked-in discount rate	5,443	5,518
Effect of changes in cash flow assumptions		91		191
Effect of actual variances from expected experience		6		(69)
Adjusted beginning of year balance		5,540		5,640
Interest accrual	203	203
Net premiums collected	(357)	(392)
Effect of foreign currency	(176)	(9)
Ending balance at locked-in discount rate	5,210	5,443
Effect of changes in discount rate assumptions	(381)	1,179
Balance, end of year	4,828	6,622
Present value of expected future policy benefits
Balance, beginning of year	7,923	8,767
Beginning balance at locked-in discount rate	6,247	6,560		6,797
Effect of changes in cash flow assumptions		120		207
Effect of actual variances from expected experience		40		(43)
Adjusted beginning of year balance		6,720		$ 6,961
Interest accrual	243	248
Benefit payments	(531)	(638)
Effect of foreign currency	(185)	(10)
Ending balance at locked-in discount rate	6,247	6,560
Effect of changes in discount rate assumptions	(380)	1,363
Balance, end of year	5,868	7,923
Future policy benefit reserves	1,040	1,301
Less: Reinsurance recoverables, net of allowance for credit losses	(67)	(87)	(15)
Net future policy benefit reserves, after reinsurance recoverables	973	1,214	1,546
Other contracts
Present value of expected future policy benefits
Future policy benefit reserves	$ 437	$ 490
Less: Reinsurance recoverables, net of allowance for credit losses			(44)
Net future policy benefit reserves, after reinsurance recoverables			$ 3,237